RELATED PARTY DISCLOSURES (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
RELATED PARTY DISCLOSURES
Directors' And Officers' Compensation	$ 816	$ 736
Share-based Payments	197	1,748
Total	$ 1,013	$ 2,484